PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2022
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

7.   PROPERTY AND EQUIPMENT

For the year ended March 31, 2022
Cost	Balance at			Balance at
	March 31			March 31
	2021	Additions	Disposals	2022
	$	$	$	$
Land	-	516,248	-	516,248
Buildings	-	1,548,745	-	1,548,745
Equipment - Automotive	1,439	-	-	1,439
Equipment - Office	15,799	142,075	-	157,874
Equipment - Lab and Field	251,699	1,052,822	-	1,304,521
Computers	51,151	69,125	-	120,276
Computer software	19,846	18,544	-	38,390
Signage	4,917	-	-	4,917
Leasehold improvements	111,190	147,641	-	258,831
Asset under construction (i)	-	2,439,710	-	2,439,710
Right-of-Use Asset - building (ii)	478,223	-	-	478,223
Total	934,264	5,934,910	-	6,869,174

Accumulated amortization	Balance at	Amortization		Balance at
	March 31	for the		March 31
	2021	year	Disposals	2022
	$	$	$	$
Buildings	-	61,950	-	61,950
Equipment - Automotive	1,325	23	-	1,348
Equipment - Office	14,501	28,674	-	43,175
Equipment - Lab and Field	89,881	242,928	-	332,809
Computers	38,890	16,277	-	55,167
Computer software	19,846	18,544	-	38,390
Signage	1,770	629	-	2,399
Leasehold improvements	37,063	86,277	-	123,340
Right-of-Use Asset - building (ii)	25,767	159,408	-	185,175
Total	229,043	614,710	-	843,753

Carrying amounts	At March 31,			At March 31,
	2021			2022
	$			$
Land	-			516,248
Buildings	-			1,486,795
Equipment - Automotive	114			91
Equipment - Office	1,298			114,699
Equipment - Lab and Field	161,818			971,712
Computers	12,261			65,109
Computer software	-			-
Signage	3,147			2,518
Leasehold improvements	74,127			135,491
Asset under construction (i)	-			2,439,710
Right-of-Use Asset - building (ii)	452,456			293,048
Total	705,221			6,025,421

For the year ended March 31, 2021

Cost	Balance at			Balance at
	March 31			March 31
	2020	Additions	Disposals	2021
	$	$	$	$
Equipment - Automotive	1,439	-	-	1,439
Equipment - Office	15,799	-	-	15,799
Equipment - Lab and Field	129,939	121,760	-	251,699
Computers	49,127	2,024	-	51,151
Computer software	538	19,308	-	19,846
Signage	4,917	-	-	4,917
Leasehold improvements	-	111,190	-	111,190
Right-of-Use Asset - building (ii)	-	478,223	-	478,223
Total	201,759	732,505	-	934,264

Accumulated amortization	Balance at	Amortization		Balance at
	March 31	for the		March 31
	2020	year	Disposals	2021
	$	$	$	$
Equipment - Automotive	1,296	29	-	1,325
Equipment - Office	14,177	324	-	14,501
Equipment - Lab and Field	49,426	40,455	-	89,881
Computers	35,824	3,066	-	38,890
Computer software	538	19,308	-	19,846
Signage	983	787	-	1,770
Leasehold improvements	-	37,063	-	37,063
Right-of-Use Asset - building (ii)	-	25,767	-	25,767
Total	102,244	126,799	-	229,043

Carrying amounts	At March 31,			At March 31,
	2020			2021
	$			$
Equipment - Automotive	143			114
Equipment - Office	1,622			1,298
Equipment - Lab and Field	80,513			161,818
Computers	13,303			12,261
Computer software	-			-
Signage	3,934			3,147
Leasehold improvements	-			74,127
Right-of-Use Asset - building (ii)	-			452,456
Total	99,515			705,221

(i) The Company's asset under construction relates to costs incurred for the design and development of a silver-graphene oxide pilot plant. No amortization has been recorded on this asset as it is not yet available for use.

(ii) The Company's right-of-use leased asset includes its manufacturing facility located in Guelph, Ontario. It is the Company's policy to amortise the right-of-use asset using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. Amortization expense on this leased asset for the year ended March 31, 2022 was $159,408 (2021: $25,767).